LEASE (Tables)	12 Months Ended
Dec. 31, 2022
LEASE
Schedule of supplemental cash flow information related to leases

	Year ended ,	Year ended ,
	December 31, 2021	December 31, 2022
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	33,252	42,488
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	25,349	56,031

Schedule of ROU assets and lease liabilities

	Year ended ,	Year ended ,
	December 31, 2021	December 31, 2022
	RMB	RMB
Right-of-use assets	42,606	55,471
Operating lease liabilities-current	25,779	30,704
Operating lease liabilities-non current	13,177	21,664

Schedule of weighted-average remaining lease term and weighted-average discount rate

	Year ended ,	Year ended ,
	December 31, 2021	December 31, 2022
	RMB	RMB
Weighted-average remaining lease term	2.09	1.95
Weighted-average discount rate	6.22%	4.65%

Schedule of maturities of operating lease liabilities

Year ended ,
December 31, 2021
RMB
2022	28,203
2023	7,034
2024	3,550
2025	382
2026 and thereafter	—
Total undiscounted lease payments	39,169
Imputed interest	(213)
Total lease liabilities	38,956

Year ended ,
December 31, 2022
RMB
2023	31,212
2024	19,841
2025	3,306
2026 and thereafter	—
Total undiscounted lease payments	54,359
Imputed interest	(1,991)
Total lease liabilities	52,368